Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended					3 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012	Jun. 30, 2013	Apr. 30, 2014	Apr. 30, 2012 item	May 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Oct. 31, 2013	Jan. 31, 2014	Feb. 28, 2014	Mar. 31, 2014	Oct. 31, 2014	Dec. 31, 2014
Business Acquisition
Cash Paid for Acquisitions, Net of Cash Acquired	$ 128,093	$ 317,100	$ 125,134
Switzerland acquisition
Business Acquisition
Purchase price				21,600
Percentage of previously held ownership interest				15.00%
Equity method of investment				1,700
Fair value of such interest on the date of acquisition				2,700
Gain on the transaction to other income (expense), net					1,000
Control premium paid (as a percent)				30.00%
Grupo Store
Business Acquisition
Purchase price							79,000
Cash paid		1,500
Cash Paid for Acquisitions, Net of Cash Acquired						75,000
Portion of purchase price for acquisition that was deposited in escrow							8,000
Number of annual installments in which any escrow amount not distributed to sellers or Company will be released to the sellers							4
Storage rental and records management business in Texas
Business Acquisition
Purchase price								25,000
Storage rental and records management and data protection business in Brazil
Business Acquisition
Purchase price									29,000
Portion of purchase price for acquisition that was deposited in escrow					2,900				2,900
Storage rental and records management and data protection business in Columbia
Business Acquisition
Purchase price										54,000
Storage rental and records management and data protection business in Peru
Business Acquisition
Purchase price										16,000
Cornerstone Records Management, LLC and its affiliates
Business Acquisition
Purchase price											191,000
Portion of purchase price for acquisition that was deposited in escrow											9,000
Tape Management Services Pty Ltd
Business Acquisition
Purchase price												15,300
RM Arsiv Yonetim Hizmetleri Ticaret Anonim Sirketi
Business Acquisition
Purchase price													21,200
Cash paid														16,750
OSG Records Management (Europe) Limited
Business Acquisition
Purchase price						13,700
Keepers
Business Acquisition
Purchase price															46,200
Portion of purchase price for acquisition that was deposited in escrow															5,425
Securit Records Management
Business Acquisition
Purchase price																29,500
Portion of purchase price for acquisition that was deposited in escrow	$ 1,300															$ 1,300